Summary of Significant Accounting Policies - Effect of Adoption, Income Statements (Details) - USD ($) $ in Millions			3 Months Ended								12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net gains (losses) on derivatives and investments	$ (832)	$ (5,367)	$ (4,198)	$ (194)	$ 2,940	$ (1,566)	$ (1,698)	$ (421)	$ (388)	$ (2,839)	$ (3,018)	[1]	$ (5,346)	[1]	$ (6,894)
Total revenues	9,752	5,982	(2,069)	2,951	6,702	2,168	1,196	2,329	1,626	831	9,752	[1]	5,982	[1]	3,443
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	1,035	904	246	240	261	288	155	280	214	255	1,035	[1]	904	[1]	1,313
(Gain) loss from updating future policy benefits cash flow assumptions, net	(36)	41	(26)	(39)	14	15	2	(15)	6	48	(36)	[1]	41	[1]	0
Net (gain) loss on market risk benefits	(3,536)	(3,966)	(1,900)	(913)	1,184	(1,907)	(22)	1,066	1,512	(6,522)	(3,536)	[2]	(3,966)	[1]	0
Interest credited on other contract holder funds, net of deferrals and amortization	859	825	235	223	206	195	201	205	207	212	859	[1]	825	[1]	1,293
Amortization of deferred acquisition costs	1,225	1,305													534
Total benefits and expenses	1,917	1,820	(528)	391	2,511	(457)	1,397	2,533	2,929	(5,039)	1,917	[1]	1,820	[1]	5,836
Pretax adjusted operating earnings	7,835	4,162
Income tax expense (benefit)	1,530	680	(380)	661	854	395	(94)	(98)	(246)	1,118	1,530	[1]	680	[1]	(841)
Net income (loss)	6,305	3,482	$ (1,161)	$ 1,899	$ 3,337	$ 2,230	$ (107)	$ (106)	$ (1,057)	$ 4,752	$ 6,305	[3]	3,482	[1]	(1,552)
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net gains (losses) on derivatives and investments	3,856	(2,480)											(2,480)
Total revenues	14,440	8,869											8,400		3,025
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	2,263	949											892		1,235
(Gain) loss from updating future policy benefits cash flow assumptions, net	0	0											0
Net (gain) loss on market risk benefits	0	0											0
Interest credited on other contract holder funds, net of deferrals and amortization	855	827											861		1,202
Amortization of deferred acquisition costs	1,743	519
Total benefits and expenses	7,231	5,006											4,537		5,418
Pretax adjusted operating earnings	7,209	3,863
Income tax expense (benefit)	1,396	616											616
Net income (loss)	5,813	3,247											3,247		(1,552)
Effect of Changes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net gains (losses) on derivatives and investments	(4,688)	(2,887)											(2,887)
Total revenues	(4,688)	(2,887)											(2,887)		0
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	(1,228)	(45)											(45)		0
(Gain) loss from updating future policy benefits cash flow assumptions, net	(36)	41											41
Net (gain) loss on market risk benefits	(3,536)	(3,966)											(3,966)
Interest credited on other contract holder funds, net of deferrals and amortization	4	(2)											(2)		0
Amortization of deferred acquisition costs	(518)	786
Total benefits and expenses	(5,314)	(3,186)											(3,186)		0
Pretax adjusted operating earnings	626	299
Income tax expense (benefit)	134	64											64
Net income (loss)	$ 492	$ 235											$ 235		$ 0

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[2]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[3]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.